Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Operating Expenses [Abstract]
Disclosure of total operating expense
Total operating expenses were as follows:

For the years ending December 31,	2022 $000s	2021 $000s	2020 $000s
General and administrative	60,991	57,199	49,440
Research and development	152,433	110,471	81,859
Total operating expenses	213,425	167,671	131,299

Disclosure of information about employees
The average number of persons employed by the Group during the year, analyzed by category, was as follows:

For the years ending December 31,	2022	2021	2020
General and administrative	57	52	43
Research and development	144	119	95
Total	201	171	138

Disclosure of payroll costs
The aggregate payroll costs of these persons were as follows:

	2022 $000s	2021 $000s	2020 $000s
For the years ending December 31,
General and administrative	25,322	26,438	22,943
Research and development	36,321	28,950	20,674
Total	61,643	55,388	43,616

Disclosure of other operating expense
Detailed operating expenses were as follows:

	2022 $000s	2021 $000s	2020 $000s
For the years ending December 31,
Salaries and wages	41,750	36,792	29,403
Healthcare benefits	2,908	2,563	1,866
Payroll taxes	2,286	2,084	1,629
Share-based payments	14,699	13,950	10,718
Total payroll costs	61,643	55,388	43,616
Other general and administrative expenses	35,669	30,761	26,497
Other research and development expenses	116,113	81,521	61,186
Total other operating expenses	151,782	112,282	87,683
Total operating expenses	213,425	167,671	131,299

Disclosure of auditors' remuneration
Auditor's remuneration:

For the years ending December 31,	2022 $000s	2021 $000s	2020 $000s
Audit of these financial statements	1,716	1,183	1,145
Audit of the financial statements of subsidiaries	132	312	291
Audit of the financial statements of associate**	814	571	350
Audit-related assurance services*	1,157	1,868	490
Non-audit related services	—	—	173
Total	3,819	3,934	2,449
*    2021 – $468.2 thousand represents prepaid expenses related to an expected initial public offering of a subsidiary.
**    Audit fees of $720.0 thousand, $500.0 thousand and $350.0 thousand in respect of financial statements of associates for the years ended December 31, 2022, 2021, and 2020 respectively, are not included within the consolidated financial statements. Fees related to the audit of the financial statements of associates have been disclosed in respect of 2022, 2021, and 2020 as these fees went towards supporting the audit opinion on the Group accounts. Such amounts were not previously disclosed in the 2020 financial statements.

Please refer to Note 8 for further disclosures related to share-based payments and Note 24 for management’s remuneration disclosures.